Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning balance, value at Dec. 31, 2010	$ 73,753	$ 449	$ 80,637	$ (7,333)
Beginning balance, shares at Dec. 31, 2010		44,919,037
Distributions to stockholders	(1,443)		987	(2,430)
Common stock redeemed	(1,000)	(7)	(993)
Common stock redeemed, shares		(673,656)
Stock-based compensation	165		165
Net income (loss)	886			886
Ending balance, value at Dec. 31, 2011	72,361	442	80,796	(8,877)
Ending balance, shares at Dec. 31, 2011		44,245,381
Issuance of common stock	2,409	3	2,406
Issuance of common stock,shares		314,667
Distributions to stockholders	(158)		4,808	(4,966)
Distributions to stockholders as return of capital	(18,807)		(18,807)
Stock-based compensation	567		567
Reclassification of Series C Preferred Units to debt	(46,193)		(46,193)
Net income (loss)	(403)			(406)	3
Ending balance, value at Dec. 31, 2012	9,776	445	23,577	(14,249)	3
Ending balance, shares at Dec. 31, 2012		44,560,048
Issuance of common stock	12	12
Issuance of common stock,shares		1,148,525
Distributions to stockholders	(5,409)		10,298	(15,707)
Common stock redeemed	(1,061)		(1,061)
Stock-based compensation	1,164		1,164
Net income (loss)	601			607	(6)
Ending balance, value at Dec. 31, 2013	$ 5,083	$ 457	$ 33,978	$ (29,349)	$ (3)
Ending balance, shares at Dec. 31, 2013		45,708,573